Income Taxes	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 5. Income Taxes

The Company had a negative effective tax rate of 35.8% for the three-month periods ended September 30, 2017 compared to a negative effective tax rate of 8.0% for the three-month periods ended September 30, 2016, and negative effective tax rate of 21.5% for the nine-month periods ended September 30, 2017 compared to a negative effective tax rate of 11.2% for the nine-month periods ended September 30, 2016. The Company’s effective tax rate was primarily impacted by the geographic mix of its earnings and losses, and was particularly driven by no tax benefit being recorded for the tax losses of its U.S. subsidiaries for the three-month periods and the nine-months periods ended September 30, 2017 and 2016.